UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2011
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

Ariel Fund Schedule of Investments			June 30, 2011 (Unaudited)

Number of Shares	Common Stocks—99.47%	Cost	Market Value

	Consumer discretionary & services—37.43%
1,262,890	DeVry Inc.	$58,664,689	$74,674,686
5,972,539	Gannett Co., Inc.	24,246,322	85,526,758
4,703,725	International Game Technology	58,480,975	82,691,486
7,218,172	Interpublic Group of Cos., Inc.	43,852,594	90,227,150
1,418,471	Meredith Corp.	33,851,972	44,157,002
1,337,848	Mohawk Industries, Inc. (a)	66,547,712	80,257,502
4,090,757	Newell Rubbermaid Inc.	61,451,006	64,552,145
1,289,975	Nordstrom, Inc.	17,814,526	60,551,427
2,022,356	Royal Caribbean Cruises Ltd. (a)	25,420,694	76,121,480
582,467	Sotheby's	6,160,122	25,337,315
882,795	Stanley Black & Decker, Inc.	21,703,293	63,605,380
598,906	Tiffany & Co.	19,668,180	47,026,099
92,900	Washington Post Co., Class B	35,135,724	38,920,455
		472,997,809	833,648,885
	Consumer staples—6.21%
424,354	Energizer Holdings, Inc. (a)	7,438,015	30,706,255
927,838	J.M. Smucker Co.	32,126,112	70,923,937
740,525	McCormick & Co., Inc.	25,910,768	36,707,824
		65,474,895	138,338,016
	Energy—0.59%
226,700	Contango Oil & Gas Co. (a)	12,665,396	13,248,348

	Financial services—27.32%
3,257,157	CB Richard Ellis Group, Inc. (a)	12,566,361	81,787,212
682,826	City National Corp.	28,651,314	37,043,310
809,200	Dun & Bradstreet Corp.	62,463,567	61,126,968
2,489,700	Fair Isaac Corp. (b)	59,697,855	75,188,940
3,153,600	First American Financial Corp.	51,808,575	49,353,840
1,377,065	HCC Insurance Holdings, Inc.	24,241,357	43,377,547
7,960,078	Janus Capital Group Inc.	70,533,213	75,143,136
877,873	Jones Lang LaSalle Inc.	13,064,021	82,783,424
2,209,200	Lazard Ltd, Class A	74,674,500	81,961,320
1,508,547	PrivateBancorp, Inc.	13,614,383	20,817,949
		411,315,146	608,583,646
	Health care—10.46%
607,134	Bio-Rad Laboratories, Inc., Class A (a)	34,756,709	72,467,514
1,416,801	Hospira, Inc. (a)	53,753,510	80,275,945
1,267,900	Zimmer Holdings, Inc. (a)	71,124,814	80,131,280
		159,635,033	232,874,739
	Materials & processing—4.11%
3,738,838	Interface, Inc., Class A (b)	36,084,557	72,421,292
643,600	Simpson Manufacturing Co., Inc.	18,068,124	19,224,332
		54,152,681	91,645,624

			June 30, 2011 (Unaudited)

Number of Shares	Common Stocks—99.47% (continued)	Cost	Market Value

	Producer durables—11.69%
1,973,203	Brady Corp., Class A	$34,932,709	$63,260,888
2,258,000	Brink's Co.	54,424,474	67,356,140
2,112,190	Herman Miller, Inc.	37,514,726	57,493,812
1,575,111	IDEX Corp.	23,616,435	72,218,839
		150,488,344	260,329,679
	Technology—1.66%
564,350	Anixter Intl Inc.	12,295,079	36,874,629

	Total common stocks	1,339,024,383	2,215,543,566

Principal Amount	Repurchase Agreement—0.71%	Cost	Market Value

$15,839,420	Fixed Income Clearing Corporation, 0.01%, dated
	6/30/2011, due 7/1/2011, repurchase price $15,839,424,
	(collateralized by Federal Home Loan Bank,
	5.25%, due 8/8/2033)	$15,839,420	$15,839,420
	Total Investments—100.18%	$1,354,863,803	2,231,382,986
	Liabilities less Other Assets—(0.18%)		(4,088,452)
	Net Assets—100.00%		$2,227,294,534

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments			June 30, 2011 (Unaudited)

Number of Shares	Common Stocks—99.29%	Cost	Market Value

	Consumer discretionary & services—42.45%
881,100	Apollo Group, Inc., Class A (a)	$38,199,198	$38,486,448
1,041,650	Carnival Corp.	27,713,373	39,197,290
2,487,000	CBS Corp., Class B	12,652,495	70,854,630
672,100	DeVry Inc.	30,540,267	39,741,273
3,184,100	Gannett Co., Inc.	6,961,029	45,596,312
2,241,590	International Game Technology	28,777,022	39,407,152
4,332,975	Interpublic Group of Cos., Inc.	23,158,830	54,162,188
943,300	Madison Square Garden, Co., Class A (a)	25,567,629	25,969,049
685,200	Mattel, Inc.	15,363,074	18,836,148
772,875	Mohawk Industries, Inc. (a)	34,720,248	46,364,771
505,100	Newell Rubbermaid Inc.	7,440,822	7,970,478
791,800	Nordstrom, Inc.	12,221,831	37,167,092
955,200	Omnicom Group Inc.	28,027,257	46,002,432
379,500	Sotheby's	6,492,982	16,508,250
530,799	Stanley Black & Decker, Inc.	11,162,605	38,244,068
291,200	Tiffany & Co.	7,878,113	22,865,024
1,214,500	Viacom, Inc.	28,164,179	61,939,500
		345,040,954	649,312,105
	Consumer staples—3.26%
189,647	Clorox Co.	6,043,112	12,789,794
484,575	J.M. Smucker Co.	24,407,645	37,040,913
		30,450,757	49,830,707
	Energy—2.28%
1,177,100	Chesapeake Energy Corp.	36,416,570	34,948,099

	Financial services—27.42%
981,100	AFLAC Inc.	23,465,035	45,797,748
1,401,550	CB Richard Ellis Group, Inc. (a)	4,660,434	35,192,920
454,300	City National Corp.	23,865,075	24,645,775
324,422	Dun & Bradstreet Corp.	12,693,815	24,506,838
2,131,900	First American Financial Corp.	34,975,811	33,364,235
366,500	Franklin Resources, Inc.	14,310,980	48,117,785
3,729,575	Janus Capital Group Inc.	27,839,146	35,207,188
545,500	Jones Lang LaSalle Inc.	27,661,202	51,440,650
1,263,300	Lazard Ltd, Class A	45,633,679	46,868,430
966,300	Northern Trust Corp.	37,497,297	44,411,148
495,500	T. Rowe Price Group, Inc.	8,404,130	29,898,470
		261,006,604	419,451,187
	Health care—14.84%
818,350	Baxter Intl Inc.	26,295,913	48,847,311
201,625	Bio-Rad Laboratories, Inc., Class A (a)	12,994,851	24,065,960
955,400	St. Jude Medical, Inc.	35,668,577	45,553,472
769,354	Thermo Fisher Scientific Inc. (a)	13,146,106	49,538,704
932,800	Zimmer Holdings, Inc. (a)	43,726,256	58,952,960
		131,831,703	226,958,407
	Producer durables—5.45%
992,700	Accenture plc, Class A	14,682,758	59,978,934
415,450	Illinois Tool Works Inc.	19,041,869	23,468,771
		33,724,627	83,447,705

			June 30, 2011 (Unaudited)

Number of Shares	Common Stocks—99.29% (continued)	Cost	Market Value

	Technology—3.59%
3,295,800	Dell Inc. (a)	$39,063,283	$54,940,986

	Total common stocks	877,534,498	1,518,889,196

Principal Amount	Repurchase Agreement—0.61%	Cost	Market Value

$9,345,942	Fixed Income Clearing Corporation, 0.01%, dated
	6/30/2011, due 7/1/2011, repurchase price $9,345,945,
	(collateralized by Federal Home Loan Bank,
	5.25%, due 8/8/2033)	$9,345,942	$9,345,942
	Total Investments—99.90%	$886,880,440	1,528,235,138
	Other Assets less Liabilities—0.10%		1,459,854
	Net Assets—100.00%		$1,529,694,992

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund Schedule of Investments			June 30, 2011 (Unaudited)

Number of Shares	Common Stocks—98.48%	Cost	Market Value

	Consumer discretionary & services—17.56%
42,600	Apollo Group, Inc., Class A (a)	$2,146,855	$1,860,768
47,200	Carnival Corp.	1,722,102	1,776,136
27,700	DeVry Inc.	1,154,406	1,637,901
47,600	Omnicom Group Inc.	1,786,565	2,292,416
26,900	Target Corp.	1,266,564	1,261,879
		8,076,492	8,829,100
	Consumer staples—4.40%
52,100	Walgreen Co.	1,497,874	2,212,166

	Energy—8.61%
63,100	Chesapeake Energy Corp.	1,964,046	1,873,439
30,200	Exxon Mobil Corp.	2,018,712	2,457,676
		3,982,758	4,331,115

	Financial services—20.12%
22,900	AFLAC Inc.	792,367	1,068,972
74,900	Bank of New York Mellon Corp.	2,046,318	1,918,938
29,450	Citigroup Inc.	1,131,061	1,226,298
15,500	Goldman Sachs Group, Inc.	2,212,079	2,062,895
45,500	JPMorgan Chase & Co.	1,851,038	1,862,770
85,950	Morgan Stanley	2,432,096	1,977,710
		10,464,959	10,117,583
	Health care—19.46%
37,200	Abbott Laboratories	1,749,898	1,957,464
41,400	Baxter Intl Inc.	1,935,997	2,471,166
39,700	Johnson & Johnson	2,416,054	2,640,844
43,000	Zimmer Holdings, Inc. (a)	2,204,330	2,717,600
		8,306,279	9,787,074
	Producer durables—11.13%
29,700	Accenture plc, Class A	709,193	1,794,474
23,200	Lockheed Martin Corp.	1,750,846	1,878,504
38,975	Tyco Intl Ltd.	1,299,236	1,926,534
		3,759,275	5,599,512
	Technology—17.20%
152,500	Dell Inc. (a)	2,349,180	2,542,175
17,800	International Business Machines Corp.	1,793,170	3,053,590
117,500	Microsoft Corp.	2,887,867	3,055,000
		7,030,217	8,650,765

	Total common stocks	43,117,854	49,527,315

Principal Amount	Repurchase Agreement—1.97%	Cost	Market Value

$989,729	Fixed Income Clearing Corporation, 0.01%, dated
	6/30/2011, due 7/1/2011, repurchase price $989,730,
	(collateralized by Federal Home Loan Bank,
	5.25%, due 8/8/2033)	$989,729	$989,729
	Total Investments—100.45%	$44,107,583	50,517,044
	Liabilities less Other Assets—(0.45%)		(227,311)
	Net Assets—100.00%		$50,289,733

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund Schedule of Investments			June 30, 2011 (Unaudited)

Number of Shares	Common Stocks—93.79%	Cost	Market Value

	Consumer discretionary & services—20.98%
12,000	Callaway Golf Co.	$86,527	$74,640
11,300	Gaiam, Inc., Class A	73,349	56,161
3,800	International Speedway Corp., Class A	109,585	107,958
3,500	JAKKS Pacific, Inc. (a)	62,073	64,435
7,400	Madison Square Garden, Co., Class A (a)	194,554	203,722
5,500	RadioShack Corp.	80,357	73,205
1,700	Shoe Carnival, Inc. (a)	43,309	51,255
9,000	XO Group Inc. (a)	92,222	89,550
		741,976	720,926
	Energy—4.51%
2,650	Contango Oil & Gas Co. (a)	156,119	154,866

	Financial services—18.00%
2,300	Aspen Insurance Holdings Ltd.	63,297	59,179
8,100	Avatar Holdings Inc. (a)	159,529	123,201
8,000	First American Financial Corp.	126,331	125,200
61,100	Market Leader, Inc. (a)	151,189	132,587
6,600	MB Financial, Inc.	131,154	126,984
5,200	SeaBright Holdings, Inc.	52,682	51,480
		684,182	618,631
	Health care—5.29%
8,100	Symmetry Medical Inc. (a)	75,037	72,657
26,500	Vical Inc. (a)	51,903	109,180
		126,940	181,837
	Materials & processing—6.63%
13,800	Landec Corp. (a)	86,470	91,080
13,500	Orion Energy Systems, Inc. (a)	54,042	53,055
2,800	Simpson Manufacturing Co., Inc.	79,197	83,636
		219,709	227,771
	Producer durables—17.19%
31,000	Ballantyne Strong, Inc. (a)	212,355	145,390
48,000	Force Protection, Inc. (a)	253,615	238,320
6,300	Team, Inc. (a)	153,505	152,019
5,400	Tecumseh Products Co., Class A (a)	61,813	55,080
		681,288	590,809
	Technology—21.19%
6,300	American Reprographics Co. (a)	51,098	44,541
2,100	Comtech Telecomm. Corp.	58,027	58,884
8,400	Imation Corp. (a)	95,742	79,296
6,000	InfoSpace, Inc. (a)	49,299	54,720
4,500	Multi-Fineline Electronix, Inc. (a)	119,613	97,245
14,380	PCTEL, Inc. (a)	101,141	93,182
18,250	Pervasive Software Inc. (a)	115,364	117,165
6,500	Richardson Electronics, Ltd.	84,528	88,335
12,400	Sigma Designs, Inc. (a)	163,451	94,736
		838,263	728,104

	Total common stocks	3,448,477	3,222,944

Principal Amount	Repurchase Agreement—5.91%	Cost	Market Value

$203,032	Fixed Income Clearing Corporation, 0.01%, dated
	6/30/2011, due 7/1/2011, repurchase price $203,032,
	(collateralized by Federal Home Loan Bank,
	5.25%, due 8/8/2033)	$203,032	$203,032
	Total Investments—99.70%	$3,651,509	3,425,976
	Other Assets less Liabilities—0.30%		10,471
	Net Assets—100.00%		$3,436,447

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Notes to Schedules of Investments	June 30, 2011 (unaudited)

Note One | Organization
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund (the “Funds”) are series of the Trust.  Ariel Fund, Ariel Appreciation Fund and Ariel Discovery Fund are diversified portfolios and Ariel Focus Fund is a non-diversified portfolio of the Trust.

Note Two | Significant accounting policies
The following is a summary of significant policies related to investments of the Funds held at June 30, 2011.

Fair value measurements – Accounting Standards Codification TM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at market value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$2,215,543,566	$1,518,889,196	$49,527,315	$3,222,944
Level 2	15,839,420	9,345,942	989,729	203,032
Level 3	-	-	-	-
Market Value at 06/30/2011
	$2,231,382,986	$1,528,235,138	$50,517,044	$3,425,976

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

As of June 30, 2011, all Level 2 securities held are repurchase agreements, see Schedule of Investments.

Investment valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Debt obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions – Securities transactions are accounted for on a trade date basis.

Notes to Schedules of Investments	June 30, 2011 (unaudited)
Note Three | Transactions with affiliated companies

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  Ariel Fund had the following transactions during the nine months ended June 30, 2011, with affiliated companies:

	Share Activity				Nine Months Ended June 30, 2011
Security Name	Balance September 30, 2010	Purchases	Sales	Balance June 30, 2011	Market Value	Dividends Credited to Income	Amount of Gain Realized on Sale of Shares
Interface, Inc.	4,082,338	-	343,500	3,738,838	$72,421,292	$232,586	$1,385,736
Fair Isaac Corp.	1,349,600	1,140,100	-	2,489,700	75,188,940	115,478	-
					$147,610,232	$348,064	$1,385,736

Note Four | Federal Income Taxes

At June 30, 2011, the cost of investment securities for tax purposes was as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Cost of investments	$1,354,863,803	$886,880,440	$44,107,583	$3,651,509

Gross unrealized appreciation	$891,138,613	$650,240,714	$7,726,416	$100,209
Gross unrealized depreciation	(14,619,430)	(8,886,016)	(1,316,955)	(325,742)
Net unrealized appreciation (depreciation)	$876,519,183	$641,354,698	$6,409,461	$(225,533)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:	August 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:	August 4, 2011

By:	/s/ Anita Zagrodnik
Anita Zagrodnik
Treasurer and Chief Financial Officer

Date:	August 4, 2011